                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

ANNUAL REPORT OCTOBER 31, 2003

[PHOTO IMAGE]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of October 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Eaton Vance Tax-Managed International Growth Fund, Class A shares, had a total return of 16.51% for the year ended October 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $5.33 on October 31, 2002, to $6.21 on October 31, 2003.(1)

Class B shares had a total return of 15.67% for the same period, the result of an increase in NAV from $5.17 to $5.98.(1) Class C shares had a total return of 15.70% for the same period, the result of an increase in NAV from $5.16 to $5.97.(1) Class D shares had a total return of 15.72%, the result of an increase in NAV from $5.66 to $6.55.(1) Additional information about the Fund's performance (including after-tax performance) appears on page 6.

By comparison, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks - had a total return of 27.04% for the year ended October 31, 2003.(2)

A CLOSER LOOK AT THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003...

In May of this year, Congress passed legislation that included several provisions that affect individual investors. The most important aspects of the Jobs and Growth Tax Relief Reconciliation Act of 2003 for individuals are a lowering of tax rates for ordinary income and long-term capital gains and a change in the tax treatment of qualifying dividend income, which is now taxed at the same rates as long-term capital gains, rather than as ordinary income.

The biggest change for equity investors is that qualifying dividend income is now taxed at much lower rates than other investment income and short-term gains (maximum rate of 15% vs. 35%). The spread between short-term and long-term capital gains tax rates has also increased. These changes increase the importance of achieving a mix of returns that emphasizes long-term gains and qualifying dividends over less favorably taxed short-term gains and non-qualifying dividends and other investment income. Deferring taxes on long-term gains continues to be of significant value, particularly for investors with longer time horizons and for assets earmarked for inheritance.

WITH TODAY'S LOWER TAX RATES, IT IS STILL IMPORTANT FOR INVESTORS TO CONSIDER TAX EFFECTS...

Taxes continue to be the single largest cost borne by long-term equity investors. Strategies to minimize tax effects can add substantial value to taxable accounts without sacrificing performance or adding to portfolio risk. Just as before, it makes sense for taxpayers to invest in funds that share their objective of after-tax returns.


                                                Sincerely,


                                                /s/ Thomas E. Faust Jr.

                                                Thomas E. Faust Jr.
                                                President
                                                December 5, 2003


TEN LARGEST HOLDINGS(3)

BP PLC                              2.5%
HSBC Holdings PLC                   2.4
Vodafone Group PLC                  2.2
Total Fina Elf SA                   2.0
GlaxoSmithKline PLC                 2.0
Novartis AG                         1.7
Nestle SA                           1.6
Royal Bank of Scotland Group PLC    1.4
Royal Dutch Petroleum Co.           1.4
Nokia Oyj                           1.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)  It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 18.5% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of October 31, 2003

MANAGEMENT DISCUSSION

AN INTERVIEW WITH KIERSTEN H. CHRISTENSEN, PORTFOLIO MANAGER OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

[PHOTO OF KIERSTEN H. CHRISTENSEN]
Kiersten H. Christensen, CFA
Portfolio Manager

Q:KIERSTEN, CAN YOU GIVE US AN OVERVIEW OF HOW YOU POSITIONED THE PORTFOLIO
  DURING THE YEAR ENDED OCTOBER 31, 2003?

A:During the 2003 fiscal year, we worked to position the Portfolio to be more neutral on a stock, sector, and country basis. We reduced the number of high beta (risk) and small-cap positions, in favor of what we believed to be quality franchises with strong management. We lessened the Portfolio's overweighted positions in information technology and telecom infrastructure stocks, in favor of banking, consumer staples (household products, beverages, and food), building materials, and commodity-producing (metals/industrial) stocks. While lower-quality, high-beta names outperformed the broader market through October 31, 2003, we believe the Portfolio is now better positioned to pursue its objective of long-term, after-tax returns. The Fund's total return of 16.51% (for Class A shares at NAV) trailed the 27.04% return for the benchmark EAFE Index, primarily due to the strong performance of these lower-quality, high-beta stocks.* Our research team focused on stocks that we believe have solid fundamentals and are reasonably priced in relation to their fundamental value. We believe this is the right strategy for future outperformance of the EAFE Index.*

Q:WHAT WAS THE INVESTMENT BACKGROUND FOR THE PORTFOLIO DURING THE PERIOD?

A:In the late winter of 2003, European markets mirrored those in the U.S., as concerns about the Iraq war and its effect on the global economies took their toll. The worries regarding oil prices, rising fuel costs, and a falling dollar brought consumer confidence globally as low as it's been since the early 1990s, with markets such as Germany experiencing their worst first quarter performance in 30 years. In Asia, markets were weaker than in Europe, as fears about the war and a weak U.S. dollar were compounded by the havoc wreaked by the SARS virus.

  By the spring, however, most international markets had begun a recovery. Japan lagged other markets by a month or so, improving in May with some positive corporate earnings results. Overall, however, the rapid sector rotations and rallies throughout the spring made for high volatility and surprising

    * It is not possible to invest directly in an Index.

[CHART]

GLOBAL WEIGHTINGS+

By total net assets

Europe              42.8%
United Kingdom      24.0%
Japan               23.7%
Other Asia           3.6%
Other                2.8%

[CHART]

FIVE LARGEST SECTOR POSITIONS+

By total net assets

Banking                         17.6%
Drugs                            7.5%
Telecommunications               6.9%
Oil & Gas - Equipment and
Services                         4.6%
Energy Sources                   3.9%

+ Global Weightings and Sector Positions are subject to change due to active management.

  short-term sector and stock performances. By October 31, 2003, currency concerns - strengthening yen, strong Euro, and weak U.S. dollar - were often offset by strong economic data on a global basis. Short-term volatility remained high but, overall, almost all markets finished October with strong year-to-date performances. Gross domestic product continued rising, as did corporate profits.

Q:KIERSTEN, WOULD YOU TELL US YOUR VIEWS ON THE IMPORTANCE OF STOCK SELECTION?

A:Picking the right stock can mean everything to performance. For example, in a sporadic, start-and-stop recovery such as we have seen globally in 2003, it was not uncommon for many of the best performing stocks to be found among lower-priced, lower-quality issues. Quite often, many of the stocks enjoying the strongest rebounds are the same stocks that suffered the sharpest losses during the markets' declines. That has been very much the case this year. Not owning some of the stocks that led the recovery limited our participation in the market's advance, as measured by the EAFE Index.*

Q:WHAT KIND OF RISK MANAGEMENT TECHNIQUES DID YOU UTILIZE?

A:Although we can never completely eliminate investment risk, we believe our risk management measures are effective, and we continually monitor the Fund's performance. We also continually analyze the Portfolio's composition versus the EAFE Index in terms of sector, industry, country allocations, and stock weightings. We run monthly attribution reports, which allow an unbiased look at the movement and changes in the Portfolio's positioning versus that of the EAFE Index.* More recently, as we said earlier, the Portfolio's composition has moved closer to EAFE, reducing what we feel are unnecessary sector, stock, and country risks.*


  THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

    * It is not possible to invest directly in an Index.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of October 31, 2003

PERFORMANCE

[CHART]

           EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND- CLASS A
                               Inception: 4/22/98

               FUND         FUND
             VALUE AT    VALUE WITH            EAFE
DATE            NAV     SALES CHARGE           INDEX
 4/30/1998     10,000           9425           10,000
 5/31/1998      9,990        9415.15            9,951
 6/30/1998      9,949         9376.8           10,027
 7/31/1998     10,102        9520.62           10,128
 8/31/1998      8,861        8350.91            8,874
 9/30/1998      8,433        7948.23            8,602
10/31/1998      8,993        8475.55            9,498
11/30/1998      9,552        9002.88            9,985
12/31/1998      9,766        9204.22           10,379
 1/31/1999      9,512        8964.53           10,348
 2/28/1999      9,359        8820.71           10,101
 3/31/1999      9,908        9338.45           10,523
 4/30/1999     10,234        9645.26           10,950
 5/31/1999      9,939        9367.21           10,386
 6/30/1999     10,661       10047.94           10,791
 7/31/1999     11,200       10556.09           11,111
 8/31/1999     11,587       10920.42           11,152
 9/30/1999     11,811       11131.35           11,264
10/31/1999     12,370       11658.68           11,686
11/30/1999     13,143       12387.35           12,092
12/31/1999     14,185       13368.64           13,177
 1/31/2000     13,776        12983.1           12,340
 2/29/2000     14,174          13359           12,672
 3/31/2000     14,880       14024.06           13,163
 4/30/2000     13,990       13185.51           12,471
 5/31/2000     13,520       12742.14           12,166
 6/30/2000     14,031       13224.06           12,642
 7/31/2000     13,244        12481.9           12,112
 8/31/2000     13,602       12819.24           12,217
 9/30/2000     12,896       12154.19           11,622
10/31/2000     12,344       11633.71           11,348
11/30/2000     11,219       10573.47           10,922
12/31/2000     11,544       10879.75           11,310
 1/31/2001     12,455       11738.94           11,305
 2/28/2001     10,622       10010.92           10,457
 3/31/2001      9,383        8842.82            9,760
 4/30/2001     10,438        9837.15           10,438
 5/31/2001     10,069        9489.62           10,070
 6/30/2001      9,505        8958.66            9,658
 7/31/2001      8,788         8282.9            9,482
 8/31/2001      7,908        7452.68            9,242
 9/30/2001      6,586        6207.35            8,306
10/31/2001      7,529        7095.49            8,519
11/30/2001      7,928        7471.99            8,833
12/31/2001      7,928        7471.99            8,885
 1/31/2002      7,406        6979.65            8,413
 2/28/2002      7,273        6854.15            8,472
 3/31/2002      7,672        7230.64            8,930
 4/30/2002      7,488        7056.88            8,989
 5/31/2002      7,365        6941.03            9,103
 6/30/2002      6,740        6352.15            8,741
 7/31/2002      5,972        5628.12            7,878
 8/31/2002      5,900        5560.55            7,860
 9/30/2002      4,855        4575.87            7,016
10/31/2002      5,460        5145.44            7,393
11/30/2002      5,787        5454.36            7,729
12/31/2002      5,480        5164.75            7,469
 1/31/2003      5,193        4894.44            7,157
 2/28/2003      5,091         4797.9            6,993
 3/31/2003      4,968        4682.06            6,855
 4/30/2003      5,347        5039.25            7,527
 5/31/2003      5,603        5280.59            7,983
 6/30/2003      5,705        5377.13            8,176
 7/31/2003      5,777         5444.7            8,374
 8/31/2003      5,900        5560.55            8,576
 9/30/2003      6,033        5686.05            8,841
10/31/2003      6,361        5994.97            9,392

[CHART]

           EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND- CLASS B
                               Inception: 4/22/98

               FUND            FUND
             VALUE AT       VALUE WITH            EAFE
DATE            NAV        SALES CHARGE           INDEX
 4/30/1998     10,000            10,000          10,000
 5/31/1998      9,980             9,980           9,951
 6/30/1998      9,929             9,929          10,027
 7/31/1998     10,081            10,081          10,128
 8/31/1998      8,840             8,840           8,874
 9/30/1998      8,403             8,403           8,602
10/31/1998      8,962             8,962           9,498
11/30/1998      9,512             9,512           9,985
12/31/1998      9,725             9,725          10,379
 1/31/1999      9,461             9,461          10,348
 2/28/1999      9,298             9,298          10,101
 3/31/1999      9,837             9,837          10,523
 4/30/1999     10,153            10,153          10,950
 5/31/1999      9,868             9,868          10,386
 6/30/1999     10,570            10,570          10,791
 7/31/1999     11,109            11,109          11,111
 8/31/1999     11,475            11,475          11,152
 9/30/1999     11,689            11,689          11,264
10/31/1999     12,238            12,238          11,686
11/30/1999     12,991            12,991          12,092
12/31/1999     14,005            14,005          13,177
 1/31/2000     13,598            13,598          12,340
 2/29/2000     13,975            13,975          12,672
 3/31/2000     14,668            14,668          13,163
 4/30/2000     13,771            13,771          12,471
 5/31/2000     13,302            13,302          12,166
 6/30/2000     13,802            13,802          12,642
 7/31/2000     13,017            13,017          12,112
 8/31/2000     13,363            13,363          12,217
 9/30/2000     12,660            12,660          11,622
10/31/2000     12,109            12,109          11,348
11/30/2000     11,009            11,009          10,922
12/31/2000     11,314            11,314          11,310
 1/31/2001     12,201            12,201          11,305
 2/28/2001     10,397            10,397          10,457
 3/31/2001      9,174             9,174           9,760
 4/30/2001     10,203            10,203          10,438
 5/31/2001      9,836             9,836          10,070
 6/30/2001      9,286             9,286           9,658
 7/31/2001      8,572             8,572           9,482
 8/31/2001      7,706             7,706           9,242
 9/30/2001      6,422             6,422           8,306
10/31/2001      7,329             7,329           8,519
11/30/2001      7,716             7,716           8,833
12/31/2001      7,706             7,706           8,885
 1/31/2002      7,196             7,196           8,413
 2/28/2002      7,054             7,054           8,472
 3/31/2002      7,441             7,441           8,930
 4/30/2002      7,268             7,268           8,989
 5/31/2002      7,135             7,135           9,103
 6/30/2002      6,524             6,524           8,741
 7/31/2002      5,790             5,790           7,878
 8/31/2002      5,708             5,708           7,860
 9/30/2002      4,699             4,699           7,016
10/31/2002      5,270             5,270           7,393
11/30/2002      5,586             5,586           7,729
12/31/2002      5,290             5,290           7,469
 1/31/2003      5,005             5,005           7,157
 2/28/2003      4,903             4,903           6,993
 3/31/2003      4,781             4,781           6,855
 4/30/2003      5,137             5,137           7,527
 5/31/2003      5,392             5,392           7,983
 6/30/2003      5,484             5,484           8,176
 7/31/2003      5,545             5,545           8,374
 8/31/2003      5,657             5,657           8,576
 9/30/2003      5,790             5,790           8,841
10/31/2003      6,096             6,096           9,392
               Less 1%               61
10/31/2003                        6,035

[CHART]

           EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND- CLASS C
                               Inception: 4/22/98

               FUND         FUND
             VALUE AT    VALUE WITH            EAFE
DATE            NAV     SALES CHARGE           INDEX
 4/30/1998     10,000       N/A                10,000
 5/31/1998      9,969                           9,951
 6/30/1998      9,929                          10,027
 7/31/1998     10,071                          10,128
 8/31/1998      8,830                           8,874
 9/30/1998      8,393                           8,602
10/31/1998      8,952                           9,498
11/30/1998      9,502                           9,985
12/31/1998      9,705                          10,379
 1/31/1999      9,440                          10,348
 2/28/1999      9,288                          10,101
 3/31/1999      9,817                          10,523
 4/30/1999     10,132                          10,950
 5/31/1999      9,837                          10,386
 6/30/1999     10,539                          10,791
 7/31/1999     11,078                          11,111
 8/31/1999     11,434                          11,152
 9/30/1999     11,648                          11,264
10/31/1999     12,208                          11,686
11/30/1999     12,950                          12,092
12/31/1999     13,964                          13,177
 1/31/2000     13,557                          12,340
 2/29/2000     13,934                          12,672
 3/31/2000     14,616                          13,163
 4/30/2000     13,740                          12,471
 5/31/2000     13,261                          12,166
 6/30/2000     13,760                          12,642
 7/31/2000     12,976                          12,112
 8/31/2000     13,323                          12,217
 9/30/2000     12,620                          11,622
10/31/2000     12,080                          11,348
11/30/2000     10,970                          10,922
12/31/2000     11,275                          11,310
 1/31/2001     12,161                          11,305
 2/28/2001     10,369                          10,457
 3/31/2001      9,157                           9,760
 4/30/2001     10,175                          10,438
 5/31/2001      9,809                          10,070
 6/30/2001      9,259                           9,658
 7/31/2001      8,556                           9,482
 8/31/2001      7,690                           9,242
 9/30/2001      6,407                           8,306
10/31/2001      7,313                           8,519
11/30/2001      7,700                           8,833
12/31/2001      7,690                           8,885
 1/31/2002      7,181                           8,413
 2/28/2002      7,038                           8,472
 3/31/2002      7,425                           8,930
 4/30/2002      7,252                           8,989
 5/31/2002      7,120                           9,103
 6/30/2002      6,508                           8,741
 7/31/2002      5,775                           7,878
 8/31/2002      5,694                           7,860
 9/30/2002      4,685                           7,016
10/31/2002      5,256                           7,393
11/30/2002      5,571                           7,729
12/31/2002      5,276                           7,469
 1/31/2003      4,991                           7,157
 2/28/2003      4,899                           6,993
 3/31/2003      4,767                           6,855
 4/30/2003      5,133                           7,527
 5/31/2003      5,378                           7,983
 6/30/2003      5,470                           8,176
 7/31/2003      5,541                           8,374
 8/31/2003      5,643                           8,576
 9/30/2003      5,785                           8,841
10/31/2003      6,081                           9,392

PERFORMANCE+                                      CLASS A   CLASS B   CLASS C   CLASS D
----------------------------------------------------------------------------------------
Average Annual Total Returns (at
  net asset value)
One Year                                            16.51%    15.67%    15.70     15.72%
Five Years                                          -6.69     -7.42     -7.44       N/A
Life of Fund+                                       -8.14     -8.85     -8.89    -14.86

SEC Average Annual Total Returns (including
  sales charge or applicable CDSC)
One Year                                             9.72%    10.67%    14.70%    10.72%
Five Years                                          -7.79     -7.79     -7.44       N/A
Life of Fund+                                       -9.12     -9.01     -8.89    -16.17

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C: 4/22/98;
 Class D: 3/15/01

* Source: Thomson Financial. Investment operations commenced 4/22/98. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  The chart compares the total return of the Fund's Class A, Class B, and Class C shares with that of the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), a broad-based, unmanaged market index of international stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Index's returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class A, Class B, and Class C shares and the EAFE Index. An investment in the Fund's Class D shares on 3/15/01 at net asset value would have had a value of $6,550 on October 31, 2003; $6,288 less the applicable sales charge. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A shares purchased on or after February 1, 2003 and redeemed within 3 months of purchase, including exchanges, are subject to a 1% redemption fee, which is not reflected in this return.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 2003

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's returns.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED OCTOBER 31, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             16.51%       -6.69%       -8.14%
Return After Taxes on Distributions             16.68%       -6.64%       -8.10%
Return After Taxes on Distributions
and Sale of Fund Shares                         10.89%       -5.48%       -6.63%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                              9.72%       -7.79%       -9.12%
Return After Taxes on Distributions              9.88%       -7.74%       -9.08%
Return After Taxes on Distributions
and Sale of Fund Shares                          6.47%       -6.37%       -7.40%

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             15.67%       -7.42%       -8.85%
Return After Taxes on Distributions             15.84%       -7.38%       -8.81%
Return After Taxes on Distributions
and Sale of Fund Shares                         10.35%       -6.10%       -7.21%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             10.67%       -7.79%       -9.01%
Return After Taxes on Distributions             10.84%       -7.75%       -8.97%
Return After Taxes on Distributions
and Sale of Fund Shares                          7.10%       -6.39%       -7.34%

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             15.70%       -7.44%       -8.89%
Return After Taxes on Distributions             15.87%       -7.40%       -8.84%
Return After Taxes on Distributions
and Sale of Fund Shares                         10.37%       -6.12%       -7.24%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             14.70%       -7.44%       -8.89%
Return After Taxes on Distributions             14.87%       -7.40%       -8.84%
Return After Taxes on Distributions
and Sale of Fund Shares                          9.72%       -6.12%       -7.24%

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             15.72%         N/A       -14.86%
Return After Taxes on Distributions             15.89%         N/A       -14.78%
Return After Taxes on Distributions
and Sale of Fund Shares                         10.37%         N/A       -12.29%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                               ONE YEAR    FIVE YEARS  LIFE OF FUND
Return Before Taxes                             10.72%         N/A       -16.17%
Return After Taxes on Distributions             10.89%         N/A       -16.09%
Return After Taxes on Distributions
and Sale of Fund Shares                          7.12%         N/A       -13.35%

Class A, Class B, and Class C commenced operations on 4/22/98. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of October 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS
Investment in Tax-Managed International Growth Portfolio,
  at value (identified cost, $61,769,085)                          $  71,066,607
Receivable for Fund shares sold                                          158,018
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       $  71,224,625
--------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                   $     208,611
Payable to affiliate for distribution and service fees                    14,679
Payable to affiliate for Trustees' fees                                      148
Accrued expenses                                                          77,978
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     301,416
--------------------------------------------------------------------------------
NET ASSETS                                                         $  70,923,209
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                    $ 187,348,694
Accumulated net realized loss from Portfolio
  (computed on the basis of identified cost)                        (125,723,007)
Net unrealized appreciation from Portfolio
  (computed on the basis of identified cost)                           9,297,522
--------------------------------------------------------------------------------
TOTAL                                                              $  70,923,209
--------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                         $  23,857,309
SHARES OUTSTANDING                                                     3,842,461
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of
  beneficial interest outstanding)                                 $        6.21
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $6.21)                                 $        6.59
--------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                         $  27,764,080
SHARES OUTSTANDING                                                     4,641,665
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares
  of beneficial interest outstanding)                              $        5.98
--------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                         $  18,616,240
SHARES OUTSTANDING                                                     3,115,695
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                            $        5.97
--------------------------------------------------------------------------------

CLASS D SHARES
NET ASSETS                                                         $     685,580
SHARES OUTSTANDING                                                       104,684
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
  (net assets DIVIDED BY shares of beneficial
  interest outstanding)                                            $        6.55
--------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003


INVESTMENT INCOME
Dividends allocated from Portfolio (net of
  foreign taxes, $223,364)                                         $   1,675,951
Interest allocated from Portfolio                                         37,666
Expenses allocated from Portfolio                                       (882,527)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                               $     831,090
--------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                        $       1,627
Distribution and service fees
   Class A                                                                63,236
   Class B                                                               268,692
   Class C                                                               191,949
   Class D                                                                 4,933
Transfer and dividend disbursing agent fees                              280,776
Registration fees                                                         58,930
Printing and postage                                                      50,221
Custodian fee                                                             17,936
Legal and accounting services                                             14,856
Amortization of organization expenses                                      7,162
Miscellaneous                                                             10,045
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $     970,363
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                $    (139,273)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $ (39,626,719)
   Foreign currency transactions                                          43,631
--------------------------------------------------------------------------------
NET REALIZED LOSS                                                  $ (39,583,088)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $  50,316,622
   Foreign currency                                                      (12,799)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $  50,303,823
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $  10,720,735
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  10,581,462
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED           YEAR ENDED
IN NET ASSETS                                        OCTOBER 31, 2003     OCTOBER 31, 2002
------------------------------------------------------------------------------------------
From operations --
   Net investment loss                               $      (139,273)     $    (1,299,361)
   Net realized loss                                     (39,583,088)         (49,839,018)
   Net change in unrealized
      appreciation (depreciation)                         50,303,823           17,848,554
------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $    10,581,462      $   (33,289,825)
------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                        $    72,583,055      $    99,660,027
      Class B                                              1,533,614            6,656,199
      Class C                                             11,237,809           12,829,702
      Class D                                                299,401              627,992
   Cost of shares redeemed
      Class A                                            (80,606,936)        (111,874,505)
      Class B                                             (7,195,072)         (15,018,001)
      Class C                                            (17,280,893)         (18,860,399)
      Class D                                               (156,562)            (275,546)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $   (19,585,584)     $   (26,254,531)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                           $    (9,004,122)     $   (59,544,356)
------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                 $    79,927,331      $   139,471,687
------------------------------------------------------------------------------------------
AT END OF YEAR                                       $    70,923,209      $    79,927,331
------------------------------------------------------------------------------------------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                 CLASS A
                                                  ----------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                    2003(1)        2002(1)        2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year              $    5.330     $    7.350     $   12.070     $   12.160     $    8.840
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                      $    0.015     $   (0.044)    $   (0.045)    $    0.025     $    0.016
Net realized and unrealized gain (loss)                0.865         (1.976)        (4.656)        (0.045)         3.304
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS               $    0.880     $   (2.020)    $   (4.701)    $   (0.020)    $    3.320
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                        $       --     $       --     $   (0.019)    $   (0.070)    $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               $       --     $       --     $   (0.019)    $   (0.070)    $       --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                    $    6.210     $    5.330     $    7.350     $   12.070     $   12.160
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        16.51%        (27.48)%       (39.01)%        (0.21)%        37.56%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)           $   23,857     $   27,929     $   51,419     $   84,136     $   27,833
Ratios (As a percentage of average
  daily net assets):
   Expenses(3)                                          2.09%          1.82%          1.70%          1.62%          1.73%
   Net investment income (loss)                         0.28%         (0.64)%        (0.46)%         0.19%          0.15%
Portfolio Turnover of the Portfolio                      100%           128%            31%(4)         --             --
Portfolio Turnover of the Fund(5)                         --             --             90%            40%            60%

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(5) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       See notes to financial statements.

                                                                                 CLASS B
                                                  ----------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                    2003(1)        2002(1)        2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year              $    5.170     $    7.190     $   11.880     $   12.030     $    8.810
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                               $   (0.024)    $   (0.092)    $   (0.115)    $   (0.073)    $   (0.055)
Net realized and unrealized gain (loss)                0.834         (1.928)        (4.575)        (0.051)         3.275
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS               $    0.810     $   (2.020)    $   (4.690)    $   (0.124)    $    3.220
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                        $       --     $       --     $       --     $   (0.026)    $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               $       --     $       --     $       --     $   (0.026)    $       --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                    $    5.980     $    5.170     $    7.190     $   11.880     $   12.030
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        15.67%        (28.10)%       (39.48)%        (1.05)%        36.55%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)           $   27,764     $   29,610     $   50,444     $   79,099     $   26,498
Ratios (As a percentage of average
  daily net assets):
   Expenses(3)                                          2.84%          2.57%          2.45%          2.38%          2.53%
   Net investment loss                                 (0.46)%        (1.38)%        (1.21)%        (0.56)%        (0.53)%
Portfolio Turnover of the Portfolio                      100%           128%            31%(4)         --             --
Portfolio Turnover of the Fund(5)                         --             --             90%            40%            60%

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(5) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       See notes to financial statements.

                                                                                 CLASS C
                                                  ----------------------------------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                  ----------------------------------------------------------------------
                                                    2003(1)        2002(1)        2001(1)        2000(1)        1999(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year              $    5.160     $    7.180     $   11.860     $   12.000     $    8.800
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                               $   (0.023)    $   (0.091)    $   (0.113)    $   (0.077)    $   (0.080)
Net realized and unrealized gain (loss)                0.833         (1.929)        (4.567)        (0.047)         3.280
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS               $    0.810     $   (2.020)    $   (4.680)    $   (0.124)    $    3.200
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                        $       --     $       --     $       --     $   (0.016)    $       --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               $       --     $       --     $       --     $   (0.016)    $       --
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                    $    5.970     $    5.160     $    7.180     $   11.860     $   12.000
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        15.70%        (28.13)%       (39.46)%        (1.05)%        36.36%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)           $   18,616     $   21,919     $   37,263     $   54,635     $   14,470
Ratios (As a percentage of average
  daily net assets):
   Expenses(3)                                          2.84%          2.57%          2.45%          2.40%          2.71%
   Net investment loss                                 (0.44)%        (1.38)%        (1.20)%        (0.59)%        (0.78)%
Portfolio Turnover of the Portfolio                      100%           128%            31%(4)         --             --
Portfolio Turnover of the Fund(5)                         --             --             90%            40%            60%

(1) Net investment loss per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(5) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       See notes to financial statements.

                                                              CLASS D
                                                ------------------------------------
                                                        YEAR ENDED OCTOBER 31,
                                                ------------------------------------
                                                  2003(1)      2002(1)    2001(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $    5.660   $    7.870   $   10.000
------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS
Net investment loss                             $   (0.029)  $   (0.088)  $   (0.077)
Net realized and unrealized gain (loss)              0.919       (2.122)      (2.053)
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS             $    0.890   $   (2.210)  $   (2.130)

------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                $    6.550   $    5.660   $    7.870
------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      15.72%      (28.08)%     (21.30)%
------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)         $      686   $      468   $      346
Ratios (As a percentage of average
  daily net assets):
   Expenses(4)                                        2.84%        2.57%        2.45%(5)
   Net investment loss                               (0.49)%      (1.24)%      (1.42)%(5)
Portfolio Turnover of the Portfolio                    100%         128%          31%(6)
Portfolio Turnover of the Fund(7)                       --           --           90%

(1) Net investment loss per share was computed using average shares outstanding.

(2) For the period from the start of business, March 15, 2001, to October 31, 2001.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

(6) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

(7) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.

                       See notes to financial statements.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of October 31, 2003

NOTES TO FINANCIAL STATEMENTS


1   SIGNIFICANT ACCOUNTING POLICIES

    Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note
    6). Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (65.5% at October 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

    C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $124,379,209 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361), October 31, 2008 ($3,231,701), October 31, 2009
    ($31,955,609), October 31, 2010 ($49,131,487) and October 31, 2011
    ($39,935,051). For the year ended October 31, 2003, income from foreign sources was $1,899,315 and the Fund designated a foreign tax credit of $223,364.

    D EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    E OTHER -- Investment transactions are accounted for on a trade-date basis.

    F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2   DISTRIBUTIONS TO SHAREHOLDERS

    It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital and relate primarily to net operating losses.

3   SHARES OF BENEFICIAL INTEREST

    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                               YEAR ENDED OCTOBER 31,
                           ------------------------------
    CLASS A                     2003            2002
    -----------------------------------------------------
    Sales                     13,702,246       14,737,260
    Redemptions              (15,103,533)     (16,488,577)
    -----------------------------------------------------
    NET DECREASE              (1,401,287)      (1,751,317)
    -----------------------------------------------------

                               YEAR ENDED OCTOBER 31,
                           ------------------------------
    CLASS B                     2003            2002
    -----------------------------------------------------
    Sales                        287,814        1,022,020
    Redemptions               (1,370,646)      (2,310,314)
    -----------------------------------------------------
    NET DECREASE              (1,082,832)      (1,288,294)
    -----------------------------------------------------

                               YEAR ENDED OCTOBER 31,
                           ------------------------------
    CLASS C                     2003            2002
    -----------------------------------------------------
    Sales                      2,158,414        1,990,378
    Redemptions               (3,286,561)      (2,935,398)
    -----------------------------------------------------
    NET DECREASE              (1,128,147)        (945,020)
    -----------------------------------------------------

                               YEAR ENDED OCTOBER 31,
                           ------------------------------
    CLASS D                     2003            2002
    -----------------------------------------------------
    Sales                         48,645           80,313
    Redemptions                  (26,642)         (41,602)
    -----------------------------------------------------
    NET INCREASE                  22,003           38,711
    -----------------------------------------------------

    Class A shares purchased on or after February 1, 2003 are subject to a 1% redemption fee if redeemed or exchanged within three months of the settlement of the purchase. For the period February 1, 2003 to October 31, 2003, the Fund did not receive any redemption fees on Class A shares.

4   TRANSACTIONS WITH AFFILIATES

    Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,621 as its portion of the sales charge on sales of Class A shares for the year ended October 31, 2003.

    EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended October 31, 2003, EVM earned $24,380 in sub-transfer agent fees.

    Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5   DISTRIBUTION AND SERVICE PLANS

    The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B, Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B and Class D) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $201,519, $143,962 and $3,700 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the year ended October 31, 2003, representing 0.75% of the average daily net assets for Class B, Class C and Class D shares, respectively. At October 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,636,000, $5,770,000 and $40,000 for Class B, Class C and Class D shares, respectively.

    The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended October 31, 2003 amounted to $63,236, $67,173, $47,987, and $1,233 for Class A, Class B, Class C and
    Class D shares, respectively.

6   CONTINGENT DEFERRED SALES CHARGE

    A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

    No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $103,000, $10,000 and $1,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the year ended October 31, 2003.

7   INVESTMENT TRANSACTIONS

    Increases and decreases in the Fund's investment in the Portfolio aggregated $85,589,504 and $106,583,651, respectively, for the year ended October 31, 2003.

8   SHAREHOLDER MEETING (UNAUDITED)

    The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                   NUMBER OF SHARES
                             ----------------------------
    NOMINEE FOR TRUSTEE      AFFIRMATIVE         WITHHOLD
    -----------------------------------------------------
    Jessica M. Bibliowicz      9,777,349          123,363
    Donald R. Dwight           9,771,396          129,316
    James B. Hawkes            9,771,586          129,125
    Samuel L. Hayes, III       9,772,051          128,660
    William H. Park            9,775,791          124,921
    Norton H. Reamer           9,771,167          129,545
    Lynn A. Stout              9,773,657          127,055

    Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of October 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND THE SHAREHOLDERS OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed International Growth Fund (the Fund) (one of the series of Eaton Vance Mutual Funds Trust) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed International Growth Fund as of October 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.7%

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
ADVERTISING -- 0.2%
WPP Group PLC                                             20,000   $     190,567
                                                                   $     190,567

AEROSPACE AND DEFENSE -- 0.3%
Singapore Technologies Engineering, Ltd.                 200,000   $     221,718
Thales SA                                                  2,000          57,660
--------------------------------------------------------------------------------
                                                                   $     279,378
--------------------------------------------------------------------------------

AIRLINES -- 0.2%
Ryanair Holdings PLC(1)                                   25,000   $     212,156
--------------------------------------------------------------------------------
                                                                   $     212,156
--------------------------------------------------------------------------------

APPAREL -- 0.6%
Burberry Group PLC                                        80,000   $     534,879
Hennes & Mauritz AB                                        4,600          97,592
--------------------------------------------------------------------------------
                                                                   $     632,471
--------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 0.4%
Oracle Corp. Japan                                         7,500   $     440,033
--------------------------------------------------------------------------------
                                                                   $     440,033
--------------------------------------------------------------------------------

AUTO AND PARTS -- 0.2%
Compagnie Generale des Etablissements Michelin             2,800   $     109,856
Denso Corp.                                                6,000         113,795
--------------------------------------------------------------------------------
                                                                   $     223,651
--------------------------------------------------------------------------------

AUTOMOBILES -- 2.2%
DaimlerChrysler AG                                        10,000   $     373,046
Honda Motor Co., Ltd.                                     12,000         473,734
Nissan Motor Co., Ltd.                                    40,000         448,265
Toyota Motor Co.                                          35,000         996,498
Volkswagen AG                                              2,000         100,882
--------------------------------------------------------------------------------
                                                                   $   2,392,425
--------------------------------------------------------------------------------

BANKING -- 17.6%
ABN Amro Holdings                                         35,000   $     734,409
Allied Irish Banks PLC                                    40,789         596,509
Banco Bilbao Vizcaya Argentaria SA                        51,000         585,168
Banco Comercial Portugues SA                             110,000         212,272
Banco Espirito Santo SA                                    7,000   $     100,417
Banco Santander Central Hispano SA                        60,000         575,437
Bank of Ireland                                           40,000         492,900
Barclays PLC                                             145,000       1,222,907
BNP Paribas SA                                            15,000         788,175
Commonwealth Bank of Australia                            20,900         407,814
Credit Agricole SA                                         5,000         106,194
Danske Bank A/S                                           14,000         282,428
DBS Group Holdings, Ltd.                                  80,000         657,112
Deutsche Bank AG                                           8,000         527,682
HBOS PLC                                                  60,000         697,956
HSBC Holdings PLC                                        171,780       2,579,793
Lloyds TSB Group PLC                                     120,000         833,372
Mitsubishi Tokyo Financial Group, Inc.                       170       1,221,631
Mizuho Financial Group, Inc.(1)                               35          85,642
National Australia Bank Ltd.                              20,000         434,103
Royal Bank of Scotland Group PLC                          55,000       1,473,716
Sanpaolo IMI SPA                                          24,000         270,072
Societe Generale                                           4,400         326,848
Sumitomo Mitsui Financial Group, Inc.                        120         603,629
Sumitomo Trust and Banking Co., Ltd. (The)               140,000         781,917
Svenska Handelsbanken AB                                  51,000         898,940
UBS AG                                                    18,000       1,105,328
UFJ Holdings, Inc.(1)                                         20          85,505
UniCredito Italiano SPA                                   79,900         393,827
--------------------------------------------------------------------------------
                                                                   $  19,081,703
--------------------------------------------------------------------------------

BEVERAGES -- 1.5%
Diageo PLC                                                75,000   $     881,990
Heineken NV                                                7,000         249,821
Interbrew                                                  5,000         117,064
SABMiller PLC                                             25,000         211,164
Scottish & Newcastle PLC                                  20,000         117,344
--------------------------------------------------------------------------------
                                                                   $   1,577,383
--------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.5%
Antena 3 Television SA(1)                                    264   $       8,619
British Sky Broadcasting Group PLC(1)                     50,000         543,024
--------------------------------------------------------------------------------
                                                                   $     551,643
--------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
BROADCASTING AND PUBLISHING -- 0.4%
Gruppo Editoriale L'Espresso SPA                          90,000   $     482,321
--------------------------------------------------------------------------------
                                                                   $     482,321
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%
Compagnie de Saint-Gobain                                  5,000   $     210,936
CRH PLC                                                   15,000         269,758
Lafarge SA                                                 3,200         229,152
Sumitomo Osaka Cement Co., Ltd.                           80,000         147,724
Taiheiyo Cement Corp.                                    135,000         334,016
--------------------------------------------------------------------------------
                                                                   $   1,191,586
--------------------------------------------------------------------------------

BUSINESS AND PUBLIC SERVICES -- 0.4%
Sap AG                                                     3,200   $     465,558
--------------------------------------------------------------------------------
                                                                   $     465,558
--------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 0.6%
Adecco SA                                                  2,000   $     117,947
Capita Group PLC                                          28,800         120,836
Group 4 Falck A/S                                          4,800         107,717
Mitsubishi Corp.                                          12,000         124,546
PHS Group PLC                                            132,000         190,207
--------------------------------------------------------------------------------
                                                                   $     661,253
--------------------------------------------------------------------------------

CHEMICALS -- 2.0%
Asahi Kasei Corp.                                         39,000   $     185,892
BASF AG                                                   11,000         504,595
Bayer AG                                                  10,000         240,289
JSR Corp.                                                 24,000         508,664
L'Air Liquide SA                                           1,800         266,794
Shin-Etsu Chemical Co., Ltd.                              12,000         446,446
--------------------------------------------------------------------------------
                                                                   $   2,152,680
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & Services -- 1.1%
Itochu Techno-Science Corp.                                8,000   $     268,522
Maconomy A/S(1)                                          273,000         482,426
Softbank Corp.                                             5,000         256,970
TietoEnator Oyj                                            6,000         159,030
--------------------------------------------------------------------------------
                                                                   $   1,166,948
--------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.5%
NEC Corp.                                                 65,000   $     574,112
--------------------------------------------------------------------------------
                                                                   $     574,112
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.4%
Philips Electronics NV                                    25,000   $     673,959
Pioneer Corp.                                             16,000         398,781
Samsung Electronics Co., Ltd.                                570         226,362
Sharp Corp.                                               40,000         629,827
Sony Corp.                                                 9,000         313,549
Toshiba Corp.                                             86,000         344,986
Yamaha Corp.                                              52,000       1,047,710
--------------------------------------------------------------------------------
                                                                   $   3,635,174
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.3%
Kingfisher PLC                                            26,250   $     125,839
Shimano Inc.                                              10,000         191,022
--------------------------------------------------------------------------------
                                                                   $     316,861
--------------------------------------------------------------------------------

DATA PROCESSING AND REPRODUCTION -- 1.1%
Canon, Inc.                                               25,000   $   1,209,806
--------------------------------------------------------------------------------
                                                                   $   1,209,806
--------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE / RETAIL -- 0.3%
Celesio AG                                                 1,200   $      50,220
Esprit Holdings, Ltd.                                    100,000         314,202
--------------------------------------------------------------------------------
                                                                   $     364,422
--------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 0.1%
Keppel Corp., Ltd.                                        40,000   $     136,707
--------------------------------------------------------------------------------
                                                                   $     136,707
--------------------------------------------------------------------------------

DRUGS -- 7.5%
Altana AG                                                  1,900   $     119,736
AstraZeneca PLC                                           28,000       1,315,204
Aventis SA                                                10,000         529,519
Biovail Corp.(1)                                           4,000          96,200
GlaxoSmithKline PLC                                      100,674       2,155,985
Novartis AG                                               48,000       1,829,633
Roche Holding AG                                          13,000       1,075,748
Schering AG                                                2,000          93,395
Takeda Chemical Industries, Ltd.                          15,000         530,768

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
DRUGS (CONTINUED)
Teva Pharmaceutical Industries, Ltd. ADR                   6,000   $     341,340
--------------------------------------------------------------------------------
                                                                   $   8,087,528
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.1%
CLP Holdings, Ltd.                                        24,000   $     108,477
Enel SPA                                                  14,000          87,559
Iberdrola SA                                              15,000         250,228
International Power PLC(1)                                40,000          90,447
Scottish and Southern Energy PLC                          45,000         468,485
Tokyo Electric Power Co., Inc. (The)                      10,000         213,308
--------------------------------------------------------------------------------
                                                                   $   1,218,504
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.2%
Hitachi, Ltd.                                             50,000   $     293,810
Mitsubishi Electric Corp.                                 24,000         107,191
Oki Electric Industry Co., Ltd.(1)                       200,000         885,978
--------------------------------------------------------------------------------
                                                                   $   1,286,979
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 3.1%
Fanuc, Ltd.                                                8,000   $     481,012
Matsushita Electric Industrial Co., Ltd.                  40,000         527,221
Olympus Optical Co., Ltd.                                 30,000         657,661
Siemens AG                                                13,000         876,525
Venture Corp., Ltd.                                       36,000         390,821
Yokogawa Electric Corp.                                   41,000         479,238
--------------------------------------------------------------------------------
                                                                   $   3,412,478
--------------------------------------------------------------------------------

ENERGY SOURCES -- 3.9%
BP PLC                                                   393,264   $   2,729,459
Royal Dutch Petroleum Co.                                 33,000       1,464,297
--------------------------------------------------------------------------------
                                                                   $   4,193,756
--------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.4%
Vinci SA                                                   5,500   $     398,650
--------------------------------------------------------------------------------
                                                                   $     398,650
--------------------------------------------------------------------------------

ENTERTAINMENT -- 0.2%
Nintendo Co., Ltd.                                         2,300   $     177,623
--------------------------------------------------------------------------------
                                                                   $     177,623
--------------------------------------------------------------------------------

ENTERTAINMENT / HOTELS -- 0.3%
Hilton Group PLC                                         110,000   $     362,129
--------------------------------------------------------------------------------
                                                                   $     362,129
--------------------------------------------------------------------------------

FINANCIAL -- 0.6%
Hong Kong Exchanges and Clearing, Ltd.                   250,000   $     544,059
Singapore Exchange, Ltd.                                 103,000          98,211
--------------------------------------------------------------------------------
                                                                   $     642,270
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.8%
Credit Suisse Group                                       22,000   $     775,153
Fortis                                                    35,000         622,112
ING Groep NV                                              50,000       1,038,113
Man Group PLC                                              5,000         122,944
Muenchener Rueckversicherungs-Gesellschaft AG              1,300         155,039
Nomura Holdings, Inc.                                     79,200       1,360,164
--------------------------------------------------------------------------------
                                                                   $   4,073,525
--------------------------------------------------------------------------------

FOOD - RETAIL -- 0.8%
Carrefour SA                                              10,000   $     524,985
Tesco PLC                                                 90,000         360,814
--------------------------------------------------------------------------------
                                                                   $     885,799
--------------------------------------------------------------------------------

FOOD AND HOUSEHOLD PRODUCTS -- 2.0%
Nestle SA                                                  8,000   $   1,761,336
Parmalat Finanziaria SPA                                 120,000         373,860
--------------------------------------------------------------------------------
                                                                   $   2,135,196
--------------------------------------------------------------------------------

FOODS -- 0.6%
Cadbury Schweppes PLC                                     30,000   $     192,307
Groupe Danone                                              3,000         452,678
--------------------------------------------------------------------------------
                                                                   $     644,985
--------------------------------------------------------------------------------

HOTELS -- 0.5%
Accor SA                                                   2,600   $     102,251
Compass Group PLC                                         65,000         374,750
InterContinental Hotels Group PLC(1)                      12,712         115,354
--------------------------------------------------------------------------------
                                                                   $     592,355
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.1%
Nitori Co., Ltd.                                           1,500   $      95,647
--------------------------------------------------------------------------------
                                                                   $      95,647
--------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES / APPLIANCES -- 0.4%
Electrolux AB                                             20,000   $     410,212
--------------------------------------------------------------------------------
                                                                   $     410,212
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.2%
Kao Corp.                                                 12,000   $     246,691
L'Oreal SA                                                 5,200         384,462
LVMH Moet Hennessy Louis Vuitton SA                        4,500         310,998
Reckitt Benckiser PLC                                      8,000         168,337
Shiseido Co., Ltd.                                        15,000         157,457
--------------------------------------------------------------------------------
                                                                   $   1,267,945
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / FOOD -- 0.6%
Unilever PLC                                              82,500   $     703,492
--------------------------------------------------------------------------------
                                                                   $     703,492
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 0.4%
Hutchison Whampoa, Ltd.                                   25,000   $     193,962
Sonae, S.G.P.S., SA(1)                                   400,000         274,350
--------------------------------------------------------------------------------
                                                                   $     468,312
--------------------------------------------------------------------------------

INSURANCE -- 3.2%
Aegon NV                                                  47,400   $     621,556
Assicurazione Generali SPA                                30,000         690,525
AXA Company                                               30,000         568,463
Prudential PLC                                            15,000         116,390
Swiss Reinsurance                                         15,000         944,135
Zurich Financial Services AG(1)                            4,000         512,225
--------------------------------------------------------------------------------
                                                                   $   3,453,294
--------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.2%
Deutsche Boerse AG                                         4,000   $     222,363
--------------------------------------------------------------------------------
                                                                   $     222,363
--------------------------------------------------------------------------------

MACHINERY -- 1.8%
Daikin Industries, Ltd.                                   40,000   $     853,231
Komatsu, Ltd.                                             60,000         324,737
Mitsubishi Heavy Industries, Ltd.                         75,000         206,031
Sandvik AB                                                 3,700         110,039
Schneider Electric SA                                      4,200         245,834
SKF AB                                                     6,500         229,975
--------------------------------------------------------------------------------
                                                                   $   1,969,847
--------------------------------------------------------------------------------

MACHINERY AND ENGINEERING -- 0.1%
Smiths Group PLC                                           9,000   $     107,137
--------------------------------------------------------------------------------
                                                                   $     107,137
--------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.1%
Linde AG                                                   2,500   $     114,652
--------------------------------------------------------------------------------
                                                                   $     114,652
--------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.6%
Fujisawa Pharmaceutical Co., Ltd.                          5,000   $     103,243
Smith & Nephew PLC                                        45,000         357,569
Terumo Corp.                                              12,000         228,135
--------------------------------------------------------------------------------
                                                                   $     688,947
--------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.6%
Arcelor                                                    6,000   $      85,583
Assa Abloy AB                                             20,000         197,414
BHP Billiton, Ltd.                                        60,000         498,956
Nippon Steel Corp.                                        60,000         123,346
Rio Tinto PLC                                              5,000         121,247
Rio Tinto, Ltd.                                           30,000         758,864
--------------------------------------------------------------------------------
                                                                   $   1,785,410
--------------------------------------------------------------------------------

MULTIMEDIA -- 0.9%
News Corp., Ltd.                                          27,000   $     240,431
Promotora de Informaciones SA (Prisa)                     35,000         388,159
Vivendi Universal SA(1)                                   15,000         315,096
--------------------------------------------------------------------------------
                                                                   $     943,686
--------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 4.6%
Centrica PLC                                              70,000   $     219,161
Eni SPA                                                   45,000         714,589
Fortum Oyj                                                90,000         829,676
Shell Transport & Trading Co. PLC                        142,200         888,007
Tokyo Gas Co., Ltd.                                       50,000         171,465
Total Fina Elf SA                                         14,000       2,175,968
--------------------------------------------------------------------------------
                                                                   $   4,998,866
--------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.5%
Oji Paper Co., Ltd.                                       35,000   $     186,246
Stora Enso Oyj                                            15,000         203,670
UPM-Kymmene Oyj                                           11,000         205,879
--------------------------------------------------------------------------------
                                                                   $     595,795
--------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
PHARMACIES - RETAIL -- 0.5%
Boots Group PLC                                           42,200   $     510,230
--------------------------------------------------------------------------------
                                                                   $     510,230
--------------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 0.5%
Fuji Photo Film Co., Ltd.                                 18,000   $     530,495
--------------------------------------------------------------------------------
                                                                   $     530,495
--------------------------------------------------------------------------------

PUBLISHING -- 0.7%
Pearson PLC                                               40,000   $     414,056
Reed Elsevier NV                                           9,000         100,231
Reed Elsevier PLC                                         30,000         233,161
--------------------------------------------------------------------------------
                                                                   $     747,448
--------------------------------------------------------------------------------

REAL ESTATE -- 1.0%
Cheung Kong Holdings, Ltd.                                30,000   $     250,138
Henderson Land Development Co., Ltd.                      50,000         209,897
Mitsui Fudosan Co., Ltd.                                  45,000         418,747
Sun Hung Kai Properties, Ltd.                             20,000         169,334
--------------------------------------------------------------------------------
                                                                   $   1,048,116
--------------------------------------------------------------------------------

RETAIL -- 2.1%
Don Quijote Co., Ltd.                                      9,000   $     483,831
Inditex                                                    5,000         103,288
Ito-Yokado Co., Ltd.                                       6,000         220,494
Marks & Spencer Group PLC                                 80,000         390,638
Metro AG                                                   3,700         151,318
Pinault-Printemps-Redoute SA                               1,200         122,272
Seven - Eleven Japan Co., Ltd.                            13,000         411,516
The Daimaru, Inc.                                         60,000         353,664
--------------------------------------------------------------------------------
                                                                   $   2,237,021
--------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS /
INTEGRATED CIRCUITS -- 1.0%
NEC Electronics Corp.(1)                                   5,000   $     384,773
STMicroelectronics NV                                     20,000         532,425
Taiwan Semiconductor Manufacturing Co., Ltd.(1)           98,000         193,260
--------------------------------------------------------------------------------
                                                                   $   1,110,458
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 0.1%
ASML Holding NV(1)                                         9,000   $     156,205
--------------------------------------------------------------------------------
                                                                   $     156,205
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.7%
Nokia Oyj                                          $      85,000   $   1,443,651
Telefonaktiebolaget LM Ericsson(1)                       220,000         377,908
--------------------------------------------------------------------------------
                                                                   $   1,821,559
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 6.9%
Nippon Telegraph and Telephone Corp.                         200   $     893,255
NTT Docomo, Inc.                                             400         865,966
Portugal Telecom, SGPS, SA                                50,000         420,244
TDC A/S                                                   12,000         385,641
Telecom Italia Mobile SPA                                180,000         830,723
Telecom Italia SPA(1)                                    273,972         715,016
Telefonica SA                                             78,000         970,223
Vodafone Group PLC                                       927,954       1,948,681
Vodafone Group PLC ADR                                    20,000         423,000
--------------------------------------------------------------------------------
                                                                   $   7,452,749
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 2.2%
Alcatel SA(1)                                             17,000   $     224,304
BT Group PLC                                              90,000         283,306
Deutsche Telekom AG(1)                                    30,000         472,556
Elisa Oyj(1)                                              30,000         357,469
France Telecom SA(1)                                      13,000         314,642
Koninklijke (Royal) KPN NV(1)                             44,000         334,521
Telenor ASA                                               45,000         244,978
TeliaSonera AB                                            40,000         175,305
--------------------------------------------------------------------------------
                                                                   $   2,407,081
--------------------------------------------------------------------------------

TOBACCO -- 0.3%
Altadis SA                                                 8,000   $     193,998
British American Tobacco PLC                              14,500         175,316
--------------------------------------------------------------------------------
                                                                   $     369,314
--------------------------------------------------------------------------------

TRANSPORTATION -- 0.6%
East Japan Railway Co.                                        50   $     226,497
MTR Corp., Ltd.                                          120,000         163,025
Nippon Express Co., Ltd.                                  28,000         126,329
Nippon Yusen Kabushiki Kaisha                             38,000         161,768
--------------------------------------------------------------------------------
                                                                   $     677,619
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL AND GAS -- 1.5%
E. ON AG                                                  10,340   $     522,640

                       See notes to financial statements.

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
UTILITIES - ELECTRICAL AND GAS (CONTINUED)
Endesa SA                                                 18,000   $     285,626
National Grid Transco PLC                                 80,000         510,782
Scottish Power PLC                                        50,000         296,966
--------------------------------------------------------------------------------
                                                                   $   1,616,014
--------------------------------------------------------------------------------

WATER UTILITIES -- 0.3%
Severn Trent PLC                                           9,000   $     108,130
Veolia Environnement                                      10,000         223,200
--------------------------------------------------------------------------------
                                                                   $     331,330
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $90,386,374)                                    $ 104,891,859
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.2%

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.2%
News Corp., Ltd.                                          30,000   $     220,741
--------------------------------------------------------------------------------
                                                                   $     220,741
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (IDENTIFIED COST $211,948)                                       $     220,741
--------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                           SHARES          VALUE
--------------------------------------------------------------------------------
BANKING -- 0.0%
Credit Agricole SA(1)                                      5,000   $       1,162
--------------------------------------------------------------------------------
                                                                   $       1,162
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.0%
Muenchener Rueckversicherungs-Gesellschaft AG(1)           1,300   $      10,745
--------------------------------------------------------------------------------
                                                                   $      10,745
--------------------------------------------------------------------------------

TOTAL RIGHTS
  (IDENTIFIED COST $0)                                             $      11,907
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.8%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)   VALUE
--------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.08%, 11/3/03                                     $       3,007   $   3,007,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $3,007,000)                                  $   3,007,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
  (IDENTIFIED COST $93,605,322)                                    $ 108,131,507
--------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                             $     322,516
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 108,454,023
--------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

                       See notes to financial statements.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                   PERCENTAGE
COUNTRY                                            OF NET ASSETS   VALUE
--------------------------------------------------------------------------------
Australia                                                2.4%      $   2,560,908
Belgium                                                  0.7             739,176
Canada                                                   0.1              96,200
Denmark                                                  1.2           1,258,212
Finland                                                  2.9           3,199,374
France                                                   8.3           8,990,099
Germany                                                  4.6           5,001,242
Hong Kong                                                1.8           1,953,095
Ireland                                                  1.4           1,571,323
Israel                                                   0.3             341,340
Italy                                                    4.2           4,558,492
Japan                                                   23.7          25,720,759
Luxembourg                                               0.1              85,583
Netherlands                                              4.9           5,373,112
Norway                                                   0.2             244,978
Portugal                                                 0.9           1,007,283
Republic of Korea                                        0.2             226,362
Singapore                                                1.4           1,504,569
Spain                                                    3.1           3,360,746
Sweden                                                   2.3           2,497,385
Switzerland                                              8.0           8,653,929
Taiwan                                                   0.2             193,260
United Kingdom                                          24.0          25,987,080
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS, PREFERRED STOCKS AND RIGHTS        96.9       $ 105,124,507
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                   2.8       $   3,007,000

                       See notes to financial statements.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS
Investments, at value (identified cost, $93,605,322)               $ 108,131,507
Cash                                                                          88
Foreign currency, at value (identified cost, $24,938)                     24,798
Receivable for investments sold                                          725,814
Interest and dividends receivable                                        108,253
Tax reclaim receivable                                                   111,754
--------------------------------------------------------------------------------
TOTAL ASSETS                                                       $ 109,102,214
--------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                  $     611,830
Payable for Trustees' fees                                                   675
Accrued expenses                                                          35,686
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $     648,191
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO          $ 108,454,023
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals            $  93,917,174
Net unrealized appreciation (computed on the basis
   of identified cost)                                                14,536,849
--------------------------------------------------------------------------------
TOTAL                                                              $ 108,454,023
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME
Dividends (net of foreign taxes, $300,202)                         $   2,262,066
Interest                                                                  49,975
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            $   2,312,041
--------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                             $     970,995
Trustees' fees and expenses                                                6,770
Custodian fee                                                            184,431
Legal and accounting services                                             27,967
Miscellaneous                                                              5,024
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $   1,195,187
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              $   1,116,854
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                 $ (41,906,122)
Foreign currency transactions                                             61,857
--------------------------------------------------------------------------------
NET REALIZED LOSS                                                  $ (41,844,265)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $  57,312,533
   Foreign currency                                                      (17,897)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $  57,294,636
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   $  15,450,371
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  16,567,225
--------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                               YEAR ENDED         YEAR ENDED
IN NET ASSETS                                     OCTOBER 31, 2003   OCTOBER 31, 2002
-------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                     $    1,116,854     $      (11,212)
   Net realized loss                                   (41,844,265)       (50,659,462)
   Net change in unrealized
     appreciation (depreciation)                        57,294,636         16,097,067
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $   16,567,225     $  (34,573,607)
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                    $  103,561,358     $  138,941,754
   Withdrawals                                        (107,594,167)      (147,966,444)
-------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                        $   (4,032,809)    $   (9,024,690)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               $   12,534,416     $  (43,598,297)
-------------------------------------------------------------------------------------

NET ASSETS
AT BEGINNING OF YEAR                                $   95,919,607     $  139,517,904
-------------------------------------------------------------------------------------
AT END OF YEAR                                      $  108,454,023     $   95,919,607
-------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                     YEAR ENDED OCTOBER 31,
                                                          -------------------------------------------
                                                             2003            2002            2001(1)
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                     1.23%           1.20%            1.23%(2)
   Net investment income (loss)                                 1.15%          (0.01)%          (0.59)%(2)
Portfolio Turnover                                               100%            128%              31%
-----------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                17.52%         (27.07)%             --
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  108,454      $   95,920       $  139,518
-----------------------------------------------------------------------------------------------------

(1) For the period from the start of business July 23, 2001, to October 31, 2001.

(2) Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

NOTES TO FINANCIAL STATEMENTS

1   SIGNIFICANT ACCOUNTING POLICIES

    Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed International Growth Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 65.5% and 34.3% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable or are considered by the investment adviser to not reflect current market conditions are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    H OTHER -- Investment transactions are accounted for on a trade date basis.

2   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $970,995. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   INVESTMENT TRANSACTIONS

    Purchases and sales of investments, other than short-term obligations, aggregated $92,528,139 and $96,899,320, respectively, for the year ended October 31, 2003.

4   FEDERAL INCOME TAX BASIS OF INVESTMENTS

    The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                        $ 94,973,105
    --------------------------------------------------
    Gross unrealized appreciation         $ 16,255,886
    Gross unrealized depreciation           (3,097,484)
    --------------------------------------------------
    NET UNREALIZED APPRECIATION           $ 13,158,402
    --------------------------------------------------

5   FINANCIAL INSTRUMENTS

    The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6   LINE OF CREDIT

    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

7   RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8   INTERESTHOLDER MEETING (UNAUDITED)

    The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                INTEREST IN THE PORTFOLIO
                               ---------------------------
    NOMINEE FOR TRUSTEE        AFFIRMATIVE        WITHHOLD
    ------------------------------------------------------
    Jessica M. Bibliowicz              99%             1%
    Donald R. Dwight                   99%             1%
    James B. Hawkes                    99%             1%
    Samuel L. Hayes, III               99%             1%
    William H. Park                    99%             1%
    Norton H. Reamer                   99%             1%
    Lynn A. Stout                      99%             1%

    Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO as of October 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed International Growth Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the years ended October 31, 2003 and 2002, and for the period from the start of business, July 23, 2001, to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Tax-Managed International Growth Portfolio as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)       TERM OF                                         NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                          IN FUND COMPLEX           OTHER
      NAME AND            TRUST AND       LENGTH OF     PRINCIPAL OCCUPATION(S)                 OVERSEEN BY        DIRECTORSHIPS
   DATE OF BIRTH        THE PORTFOLIO      SERVICE       DURING PAST FIVE YEARS                  TRUSTEE (1)           HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee         Since 1998   Chairman, President and Chief               192               Director of
11/28/59                                               Executive Officer of National                                   National
                                                       Financial Partners (financial                                  Financial
                                                       services company) (since April                                  Partners
                                                       1999). President and Chief
                                                       Operating Officer of John A.
                                                       Levin & Co. (registered
                                                       investment adviser) (July 1997
                                                       to April 1999) and a Director
                                                       of Baker, Fentress & Company,
                                                       which owns John A. Levin & Co.
                                                       (July 1997 to April 1999). Ms.
                                                       Bibliowicz is an interested
                                                       person because of her
                                                       affiliation with a brokerage
                                                       firm.

James B. Hawkes           Trustee         Trustee of   Chairman, President and Chief               194               Director of EVC
11/9/41                                   the  Trust   Executive Officer of BMR, EVC,
                                            since      EVM and EV; Director of EV;
                                           1991; of    Vice President and Director of
                                             the       EVD. Trustee and/or officer of
                                          Portfolio    194 registered investment
                                          since 1998   companies in the Eaton Vance
                                                       Fund Complex. Mr. Hawkes is an
                                                       interested person because of
                                                       his positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Trust and
                                                       the Portfolio.

NONINTERESTED TRUSTEES(S)

Samuel L. Hayes, III      Trustee         Trustee of   Jacob H. Schiff Professor of                194                Director of
2/23/35                                   the Trust    Investment Banking Emeritus,                                  Tiffany & Co.
                                            since      Harvard University Graduate School                             (specialty
                                          1986; of     of Business Administration.                                    retailer) and
                                             the                                                                       Telect, Inc.
                                          Portfolio                                                               (telecommunication
                                          since 1998                                                               services company)

William H. Park           Trustee         Since 2003   President and Chief Executive               191                   None
9/19/47                                                Officer, Prizm Capital Management,
                                                       LLC (investment management firm)
                                                       (since 2002). Executive Vice
                                                       President and Chief Financial
                                                       Officer, United Asset Management
                                                       Corporation (a holding company
                                                       owning institutional investment
                                                       management firms) (1982-2001).

                         POSITION(S)       TERM OF                                         NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                          IN FUND COMPLEX           OTHER
      NAME AND            TRUST AND       LENGTH OF     PRINCIPAL OCCUPATION(S)                 OVERSEEN BY        DIRECTORSHIPS
   DATE OF BIRTH        THE PORTFOLIO      SERVICE       DURING PAST FIVE YEARS                  TRUSTEE (1)           HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S) (CONTINUED)

Ronald A. Pearlman        Trustee         Since 2003   Professor of Law, Georgetown                191                  None
7/10/40                                                University Law Center (since 1999).
                                                       Tax Partner Covington & Burling,
                                                       Washington, DC (1991-2000).

Norton H. Reamer          Trustee         Trustee of   President and Chief Executive               194                  None
9/21/35                                      the       Officer of Asset Management Finance
                                            Trust      Corp. (a specialty finance company
                                            since      serving the investment management
                                           1986; of    industry) (since October 2003).
                                              the      President, Unicorn Corporation (an
                                          Portfolio    investment and financial advisory
                                          since 1998   services company) (since
                                                       September 2000). Formerly, Chairman,
                                                       Hellman, Jordan Management Co.,
                                                       Inc. (an investment management
                                                       company) (2000-2003). Formerly,
                                                       Advisory Director of Berkshire
                                                       Capital Corporation (investment
                                                       banking firm) (2002-2003).
                                                       Formerly, Chairman of the Board,
                                                       United Asset Management Corporation
                                                       (a holding company owning
                                                       institutional investment management
                                                       firms) and Chairman, President and
                                                       Director, UAM Funds (mutual funds)
                                                       (1980-2000).

Lynn A. Stout             Trustee         Since 1998   Professor of Law, University of             194                  None
9/14/57                                                California at Los Angeles School of
                                                       Law (since July 2001). Formerly,
                                                       Professor of Law, Georgetown
                                                       University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND               TRUST AND            LENGTH OF                          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO           SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust     Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                         Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                                Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                                Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 53 registered investment companies managed by
                                                                EVM or BMR.

William H. Ahern, Jr.    Vice President of        Since 1995    Vice President of EVM and BMR. Officer of 35 registered investment
7/28/59                      the Trust                          companies managed by EVM or BMR.

Kiersten Christensen     Vice President of        Since 2002    Vice President of EVM and BMR since August 2000. Previously, a
10/21/65                   the Portfolio                        portfolio manager and equity analyst at Lloyd George Investment
                                                                Management (Bermuda) Limited. Officer of 1 registered investment company managed by EVM or BMR.

Thomas J. Fetter         Vice President of        Since 1997    Vice President of EVM and BMR. Trustee and President of The
8/20/43                     the Trust                           Massachusetts Health & Education Tax-Exempt Trust. Officer of 127
                                                                registered investment companies managed by EVM or BMR.

Robert B. MacIntosh      Vice President of        Since 1998    Vice President of EVM and BMR. Officer of 127 registered investment
1/22/57                     the Trust                           companies managed by EVM or BMR.

Michael R. Mach          Vice President of        Since 1999    Vice President of EVM and BMR. Previously, Managing Director and
7/15/47                     the Trust                           Senior Analyst for Robertson Stephens (1998-1999). Officer of 25
                                                                registered investment companies managed by EVM or BMR.

                            POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
       NAME AND              TRUST AND            LENGTH OF                          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO           SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Duncan W. Richardson   Vice President of the   Vice President   Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                 Trust; President of     of the Trust   and BMR. Officer of 41 registered investment companies managed by
                           the Portfolio          since 2001;   EVM or BMR.
                                                President of
                                                the Portfolio
                                                 since 2002

Walter A. Row, III     Vice President of the      Since 2001    Director of Equity Research and a Vice President of EVM and BMR.
7/20/57                        Trust                            Officer of 22 registered investment companies managed by EVM or BMR.

Judith A. Saryan          Vice President of       Since 2003    Vice President of EVM and BMR. Previously, Portfolio Manager and
8/21/54                      the Trust                          Equity Analyst for State Street Global Advisers (1980-1999). Officer
                                                                of 24 registered investment companies managed by EVM or BMR.

Susan Schiff              Vice President of       Since 2002    Vice President of EVM and BMR. Officer of 26 registered investment
3/13/61                      the Trust                          companies managed by EVM or BMR.

Alan R. Dynner              Secretary           Secretary of    Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD,
10/10/40                                       the Trust since  EV and EVC. Officer of 194 registered investment companies managed
                                                1997; of the    by EVM or BMR.
                                               Portfolio since
                                                    1998

Kristin S. Anagnost       Treasurer of the      Since 2002(2)   Assistant Vice President of EVM and BMR. Officer of 109 registered
6/12/65                      Portfolio                          investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust    Since 1989     Vice President of BMR, EVM, and EVD. Officer of 115 registered
4/1/45                                                          investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

        INVESTMENT ADVISER OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


       ADMINISTRATOR OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022

                EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST(ON BEHALF OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND)


By:    /S/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  December 16, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       -----------------------------
       James L. O'Connor
       Treasurer


Date:  December 16, 2003
       -----------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------------
       Thomas E. Faust Jr.
       President


Date:  December 16, 2003
       -----------------